General information and basis of preparation - Additional Information (Detail)	Jan. 27, 2022 EUR (€) € / shares shares
General Information About Financial Statements [Abstract]
Shares conversion ratio	851.00%
Number of shares outstanding | shares	458,721,777
Percentage of issued capital outstanding	93.58%
Number of Ordinary shares issued (shares) | €	€ 1
Par value per share (dollars per share) | € / shares	€ 0